Fair Value of Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2021
Fair Value of Financial Instruments
Schedule of liabilities measured at fair value on a recurring basis

		Fair Value Measurement Level
	Total	Level 1	Level 2	Level 3
December 31, 2021:
Warrants:
Public Warrants	$17,525	$17,525	$—	$—
Private Warrants	8,704	—	8,704	—
Total liabilities at fair value on a recurring basis	$26,229	$17,525	$8,704	$—